Expense Example - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Government Income Fund - Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Government Income Fund - Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,632
Fidelity Advisor Government Income Fund - Class M
Expense Example:
1 year	475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor Government Income Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Government Income Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500